RELATED-PARTY TRANSACTIONS/ AFFILIATED DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
RELATED - PARTY TRANSACTIONS
Summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Subsidy received from CNH Industrial North America:
Retail	$48,603	$57,324	$99,489	$116,826
Wholesale	37,151	42,987	74,812	80,812
Operating lease	15,740	11,438	31,347	21,461

Total interest and other income from affiliates	$101,494	$111,749	$205,648	$219,099

	2014	2013	2012
Retail subsidy from CNH Industrial North America	$228,023	$219,171	$209,952
Wholesale subsidy:
CNH Industrial North America	161,308	158,313	148,997
Other affiliates	—	1,584	2,784
Operating lease subsidy from CNH Industrial North America	48,035	35,889	30,376
Lending funds:
CNH Industrial North America	—	—	352
Other affiliates	69	—	2

Total interest and other income from affiliates	$437,435	$414,957	$392,463

Schedule of various accounts and notes receivable and debt with the affiliates

	June 30, 2015	December 31, 2014
Affiliated receivables from:
CNH Industrial America	$26,706	$39,677
CNH Industrial Canada Ltd.	10,705	6,763
Other affiliates	12,291	12,291

Total affiliated receivables	$49,702	$58,731

Affiliated debt owed to:
CNH Industrial America	$—	$713,230
CNH Industrial Canada Ltd.	—	149,215

Total affiliated debt	$—	$862,445

	2014			2013
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH Industrial America	0%	—	$39,677	0%	—	$80,786
CNH Industrial Canada Ltd.	0%	—	6,763	0%	—	17,071
Other affiliates	0%	—	12,291	0%	—	12,291

Total affiliated receivables			$58,731			$110,148

Affiliated debt owed to:
CNH Industrial America	3.92%	2014	$713,230	3.92%	2014	$274,525
CNH Industrial Canada Ltd.	5.05%	2014	149,215	4.97%	2014	76,479

Total affiliated debt			$862,445			$351,004